Segment Information (Tables)	12 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Schedule of operating segments information
Revenue	2021	2020	2019
Installation and Maintenance	$51,546,235	$32,220,898	$40,460,351
Housekeeping	16,792,722	11,704,899	10,505,072
Senior care services	6,038,814	2,060,833	-
Sublease	147,663	214,319	183,903
Total	$74,525,434	$46,200,949	$51,149,326

Cost of revenue	2021	2020	2019
Installation and Maintenance	$32,209,179	$19,484,927	$23,702,317
Housekeeping	13,435,869	8,901,973	8,069,009
Senior care services	2,666,350	1,714,172	-
Sublease	-	-	-
Total	$48,311,398	$30,101,072	$31,771,326

Gross profit	2021	2020	2019
Installation and Maintenance	$19,337,056	$12,735,971	$16,758,034
Housekeeping	3,356,853	2,802,926	2,436,063
Senior care services	3,372,464	346,661	-
Sublease	147,663	214,319	183,903
Total	$26,214,036	$16,099,877	$19,378,000

Sales and marketing expenses	2021	2020	2019
Installation and Maintenance	$-	$-	$-
Housekeeping	-	-	-
Senior care services	-	-	-
Sublease	-	-	-
Unallocated	10,279,274	7,514,211	4,101,960
Total	$10,279,274	$7,514,211	$4,101,960

General and administrative expenses	2021	2020	2019
Installation and Maintenance	$-	$-	$-
Housekeeping	-	-	-
Senior care services	-	-	-
Sublease	-	-	-
Unallocated	6,869,419	1,114,984	1,554,523
Total	$6,869,419	$1,114,984	$1,554,523

Current assets	2021	2020
Installation and Maintenance	$-	$-
Housekeeping	-	-
Senior care services	-	-
Sublease	-	-
Unallocated current assets	65,766,598	28,700,552
Total	$65,766,598	$28,700,552

Non-current assets	2021	2020
Installation and Maintenance	$-	$-
Housekeeping	-	-
Senior care services	4,966,998	6,304,720
Sublease	-	1,885,890
Unallocated non-current assets	3,621,202	4,058,029
Total	$8,588,200	$12,248,639